Fair Value	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value
Note 4. Fair Value
Fair Value Hierarchy

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$16,841	$—	$—	$16,841

Liabilities:
Embedded derivative liability	—	—	1,641	1,641
Related party payables	580	—	—	580
Derivative Liabilities
Embedded derivative liabilities contained within the 2025 Notes (as defined and further described in Note 5. Borrowings) are stated at fair value. Fair value is determined utilizing a discounted cash flows method, using unobservable market data inputs, and an option pricing model based on management’s probability weighted expected outcome with respect to a financing or a change of control. A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	December 31, 2023	December 31, 2022
Discount Rate	35% - 36%	35% - 38%
Probability of Expected Outcomes
Financing	95%	85%
Change in control	3%	10%
Other	2%	5%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 88%	—
Probability of Expected Outcomes
Financing	95%	—
Change in control	3%	—
Other	2%	—
Significant increases or decreases to any of these inputs would result in a significantly higher or lower liability.
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

	Embedded Derivative Liability	Derivative Liability
Balance as of January 1, 2022	$—	$1,389
Issuance	1,576	—
Settlement	—	(1,431)
Change in fair value	65	42
Balance as of December 31, 2022	$1,641	$—
Issuance	1,119	—
Change in fair value	(766)	—
Balance as of December 31, 2023	$1,994	$—
The total net change in fair value included in earnings for the years ended December 31, 2023 and 2022 were $(766) and $107, respectively.
The carrying amounts of prepaid expenses and other current assets, due from related parties, other assets, accounts payable, accrued expenses, accrued employee benefits, other current liabilities and other liabilities approximate fair value due to the short maturity terms of these instruments. The fair value of the Company's convertible promissory note as of December 31, 2023 and 2022 was $4,501 and $2,647.
Note 4. Fair Value
Fair Value Hierarchy

June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$12,331	$—	$—	$12,331

Liabilities:
Related party payables	$508	$—	$—	$508

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347
Derivative Liabilities
Embedded derivative liabilities contained within the 2025 Notes (see Note 5. Borrowings) are stated at fair value. Fair value is determined utilizing discounted cash flows, using unobservable market data inputs, and an option pricing model based on management’s probability weighted expected outcome with respect to a financing or a change of control. The derivatives associated with the 2025 notes were settled in March 2024 due to conversion of the 2025 notes in a qualified financing. A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%
Significant increases or decreases to any of these inputs would result in a significantly higher or lower liability.
The following tables present information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis:

Embedded Derivative Liability
Balance as of December 31, 2022	$1,641
Change in fair value	41
Issuance	647
Balance as of June 30, 2023	2,329

Balance as of December 31, 2023	1,994
Change in fair value	478
Settlement	$(2,472)
Balance as of June 30, 2024	$—
The total net change in fair value included in earnings for the six months ended June 30, 2024 and 2023 were $478 and $41, respectively.
The carrying amounts of prepaid expenses and other current assets, due from related parties, other assets, accounts payable, accrued expenses, accrued employee benefits, other current liabilities and other liabilities approximate fair value due to the short maturity terms of these instruments. The Company's convertible promissory notes were converted in March 2024 and the related embedded derivative liabilities settled as part of this conversion (see Note 5. Borrowings). The fair value of the Company's convertible promissory notes as of December 31, 2023, was $4,501.